Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
General [Abstract]
Schedule of property and equipment, net of accumulated depreciation
%
Computers	15 – 33
Equipment	7 – 33
Office furniture	7 – 15
Leasehold improvements	(*)

(*)	Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term (including the extension option held by the Group and intended to be exercised) and the expected life of the improvement.

Schedule of intangible assets and estimated useful lives
Estimated useful life
Technology	Ten (10) years
Backlog	One (1) year

Schedule of fair value for options granted using the black-scholes option-pricing model
	Year ended December 31,
	2022	2021	2020

Dividend yield	0%	0%	0%
Expected volatility	80%	80%	80%
Risk-free interest	3.00%	0.81%	0.36%-1.62%
Expected life (in years)	5	5	5

Schedule of fair value, assets and liabilities measured on recurring basis
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Warrants	—	—	$15,459	$15,459
Capital note	—	—	40,000	40,000

Total financial liabilities	—	—	$55,459	$55,459

	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Warrants	—	—	$106,975	$106,975
Capital note	—	—	40,000	40,000

Total financial liabilities	—	—	$146,975	$146,975

Schedule of liabilities measured at fair value on a recurring basis
Level 3

Balance as of January 1, 2020	$1,544,112

Fair value of warrants issued	192,451
Changes in Fair value of warrants and capital note	7,011,437

Balance as of December 31, 2020	8,748,000

Allocation of the 8,000,000 warrants FV granted to former Jet CU shareholders to the consolidated statement of shareholders’ equity (deficit) as of September 23, 2021 in exchange for 5,428,572 additional ordinary shares	(488,907)
Changes in Fair value of warrants and capital note	(8,112,118)

Balance as of December 31, 2021	146,975

Changes in Fair value of warrants and capital note	(91,516)

Balance as of December 31, 2022	55,459